Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Mar Vista Strategic Growth Fund
Class Name	Institutional Shares
Trading Symbol	MVSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mar Vista Strategic Growth Fund (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://marvistainvestments.com/strategic-growth-fund/. You can also request this information by contacting us at 1-855-870-3188.
Additional Information Phone Number	1-855-870-3188
Additional Information Website	https://marvistainvestments.com/strategic-growth-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$80	0.71%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund underperformed the Russell 1000® Growth Index and the S&P 500 Index for the fiscal year ended October 31, 2024.
WHAT FACTORS INFLUENCED PERFORMANCE
Investments in information technology, materials and the Fund’s exposure to cash detracted the most from relative performance versus the Russell 1000® Growth Index for the fiscal year, as did the Fund’s lack of exposure to Nvidia. The current market landscape has been dramatically shaped by the artificial intelligence revolution, with six “megacap” firms—Nvidia, Alphabet, Microsoft, Amazon, Meta, and Apple—at the forefront of this transformation. Among these, Nvidia stands out with a remarkable 30% contribution to the first-half advance of the Russell 1000® Growth Index.

The team remains diligent and is focused on seeking to identify businesses with strong competitive moats that can compound intrinsic value across various economic conditions. We are ever grateful for the ongoing support from our shareholders, partners and clients.

Top Contributors
↑	TransDigm Group Incorporated
↑	SAP SE Sponsored ADR
↑	Apple Inc.
↑	Amazon.com, Inc.
↑	Oracle Corporation

Top Detractors
↓	Adobe Inc.
↓	Markel Group Inc.
↓	NIKE, Inc. Class B
↓	Starbucks Corporation
↓	Air Products and Chemicals, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	26.40	11.45	11.23
S&P 500 TR Index	38.02	15.27	13.00
Russell 1000 Growth Total Return Index	43.77	19.00	16.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 36,716,397
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$36,716,397
Number of Holdings	35
Net Advisory Fee Paid	$0
Portfolio Turnover Rate	24%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	9.8%
Apple, Inc.	7.5%
TransDigm Group, Inc.	6.9%
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.7%
Linde PLC	5.2%
Visa, Inc.	4.6%
American Tower Corp.	4.3%
Moody’s Corp.	4.3%
Mettler-Toledo International, Inc.	4.2%

Updated Prospectus Web Address	https://marvistainvestments.com/strategic-growth-fund/
Investor Shares
Shareholder Report [Line Items]
Fund Name	Mar Vista Strategic Growth Fund
Class Name	Investor Shares
Trading Symbol	MVSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mar Vista Strategic Growth Fund (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://marvistainvestments.com/strategic-growth-fund/. You can also request this information by contacting us at 1-855-870-3188.
Additional Information Phone Number	1-855-870-3188
Additional Information Website	https://marvistainvestments.com/strategic-growth-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$121	1.07%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund underperformed the Russell 1000® Growth Index and the S&P 500 Index for the fiscal year ended October 31, 2024.
WHAT FACTORS INFLUENCED PERFORMANCE
Investments in information technology, materials and the Fund’s exposure to cash detracted the most from relative performance versus the Russell 1000® Growth Index for the fiscal year, as did the Fund’s lack of exposure to Nvidia. The current market landscape has been dramatically shaped by the artificial intelligence revolution, with six “megacap” firms—Nvidia, Alphabet, Microsoft, Amazon, Meta, and Apple—at the forefront of this transformation. Among these, Nvidia stands out with a remarkable 30% contribution to the first-half advance of the Russell 1000® Growth Index.

The team remains diligent and is focused on seeking to identify businesses with strong competitive moats that can compound intrinsic value across various economic conditions. We are ever grateful for the ongoing support from our shareholders, partners and clients.

Top Contributors
↑	TransDigm Group Incorporated
↑	SAP SE Sponsored ADR
↑	Apple Inc.
↑	Amazon.com, Inc.
↑	Oracle Corporation

Top Detractors
↓	Adobe Inc.
↓	Markel Group Inc.
↓	NIKE, Inc. Class B
↓	Starbucks Corporation
↓	Air Products and Chemicals, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/06/2017)
Investor Shares	25.94	11.05	11.53
S&P 500 TR Index	38.02	15.27	14.08
Russell 1000 Growth Total Return Index	43.77	19.00	18.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 36,716,397
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$36,716,397
Number of Holdings	35
Net Advisory Fee Paid	$0
Portfolio Turnover Rate	24%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	9.8%
Apple, Inc.	7.5%
TransDigm Group, Inc.	6.9%
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.7%
Linde PLC	5.2%
Visa, Inc.	4.6%
American Tower Corp.	4.3%
Moody’s Corp.	4.3%
Mettler-Toledo International, Inc.	4.2%

Updated Prospectus Web Address	https://marvistainvestments.com/strategic-growth-fund/
Retirement Shares
Shareholder Report [Line Items]
Fund Name	Mar Vista Strategic Growth Fund
Class Name	Retirement Shares
Trading Symbol	MVSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mar Vista Strategic Growth Fund (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://marvistainvestments.com/strategic-growth-fund/. You can also request this information by contacting us at 1-855-870-3188.
Additional Information Phone Number	1-855-870-3188
Additional Information Website	https://marvistainvestments.com/strategic-growth-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Shares	$71	0.63%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund underperformed the Russell 1000® Growth Index and the S&P 500 Index for the fiscal year ended October 31, 2024.
WHAT FACTORS INFLUENCED PERFORMANCE
Investments in information technology, materials and the Fund’s exposure to cash detracted the most from relative performance versus the Russell 1000® Growth Index for the fiscal year, as did the Fund’s lack of exposure to Nvidia. The current market landscape has been dramatically shaped by the artificial intelligence revolution, with six “megacap” firms—Nvidia, Alphabet, Microsoft, Amazon, Meta, and Apple—at the forefront of this transformation. Among these, Nvidia stands out with a remarkable 30% contribution to the first-half advance of the Russell 1000® Growth Index.

The team remains diligent and is focused on seeking to identify businesses with strong competitive moats that can compound intrinsic value across various economic conditions. We are ever grateful for the ongoing support from our shareholders, partners and clients.

Top Contributors
↑	TransDigm Group Incorporated
↑	SAP SE Sponsored ADR
↑	Apple Inc.
↑	Amazon.com, Inc.
↑	Oracle Corporation

Top Detractors
↓	Adobe Inc.
↓	Markel Group Inc.
↓	NIKE, Inc. Class B
↓	Starbucks Corporation
↓	Air Products and Chemicals, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/06/2017)
Retirement Shares	26.51	11.54	12.23
S&P 500 TR Index	38.02	15.27	14.08
Russell 1000 Growth Total Return Index	43.77	19.00	18.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 36,716,397
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$36,716,397
Number of Holdings	35
Net Advisory Fee Paid	$0
Portfolio Turnover Rate	24%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	9.8%
Apple, Inc.	7.5%
TransDigm Group, Inc.	6.9%
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.7%
Linde PLC	5.2%
Visa, Inc.	4.6%
American Tower Corp.	4.3%
Moody’s Corp.	4.3%
Mettler-Toledo International, Inc.	4.2%

Updated Prospectus Web Address	https://marvistainvestments.com/strategic-growth-fund/